(LOSS)/PROFIT BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Directors' emoluments (including non- executive directors):
Remuneration		$ 1,800	$ 1,946	$ 1,596
Pension		44	41	23
Share based payments		727	1,121	1,242
Auditor's remuneration
Audit fees		568	469	492
Tax fees		73	33	12
Other non audit fees			19	8
Depreciation	[1]	1,896	2,856	2,839
Amortisation		3,303	2,973	2,653
Loss on the disposal of property, plant and equipment		3	15	15
Net foreign exchange differences	[2]	(17)	888	(1,018)
Freehold land and buildings [Member]
Operating lease rentals:
Operating lease rentals		2,846	2,811	2,828
Property, plant and equipment [Member]
Operating lease rentals:
Operating lease rentals		$ 163	$ 114	$ 69

[1]	Note that US$528,000 (2016: US$414,000) (2015: US$68,000) of depreciation was capitalised to research and development projects during 2017 in line with the Group's capitalisation policy for Intangible projects.
[2]	The net foreign exchange differences do not include US$440,000 (2016: US$253,000) which were included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi.